Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management
Disclosure of maturity analysis for non-derivative financial liabilities [text block]

	Less than	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years
	(€ in thousands)
At December 31, 2017
Borrowings	1,960	980	5,981	—
Trade payables and other payables	6,534	—	—	—
Total	8,494	980	5,981	—

At December 31, 2016
Borrowings	—	1,839	4,860	—
Trade payables and other payables	6,710	—	—	—
Total	6,710	1,839	4,860	—